Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net
11.	Property and equipment, net
Property and equipment, net consists of the following:

	As of December 31, 2020	As of December 31, 2019
Computer hardware and software	48,895	31,966
Office furniture and fixtures	17,909	21,882
Buildings	3,128	2,086
Vans	1,571	—
Land	266	41

Total property and equipment	$71,769	$55,975

Accumulated depreciation (1)	(49,036)	(34,770)
Impairment charge	(271)	—

Total property and equipment, net	$22,462	$21,205

(1)
Accumulated depreciation as of December 31, 2020 comprised of $37,171, $10,169, $852 and $844 for computer hardware and software, office furniture and fixtures, buildings and vans, respectively. Accumulated depreciation as of December 31, 2019 comprised of $23,955, $10,345 and $470 for computer hardware and software, office furniture and fixtures and buildings, respectively.

The changes in the balance of property and equipment for the years ended December 31, 2020 and 2019 consist of the following:

	As of December 31, 2020	As of December 31, 2019
Balance, beginning of year	$21,205	$19,716
Additions	3,458	5,942
Disposals	—	(597)
Write-off of leasehold improvements	(3,661)	—
Acquisitions (1)	8,935	2,420
Depreciation	(7,981)	(6,659)
Impairment charge	(271)	—
Foreign currency translation adjustment	777	383

Balance, end of year	$22,462	$21,205

(1)	Acquired property and equipment was comprised mainly of computer hardware and software, office furniture and fixtures and a fleet of dedicated vans.
Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was classified as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Technology and product development	4,351	4,001	1,036
General and administrative	3,377	2,658	3,949
Selling and marketing	253	—	—

Total depreciation expense	$7,981	$6,659	$4,985

Due to the
COVID-19
impact on the global travel industry and our business and results of operations, we concluded that sufficient indicators existed to require us to perform interim impairment testing of our property and equipment. During the second quarter of 2020, we recognized impairment charges of $271. The impairment charges were primarily related to office assets.
The full duration and total impact of
COVID-19
remains uncertain and it is difficult to predict how the recovery will unfold for global economies, the travel industry or our business. As a result, we may continue to record impairment charges in the future due to the potential long-term economic impact and near-term financial impacts of the
COVID-19
pandemic.